Schedule of Investments

January 31, 2022 (Unaudited)

Schedule of Investments
LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock (96.7%)
Aerospace & Defense (1.3%)
Curtiss-Wright	8,300	$1,102
Moog, Cl A	32,500	2,478
Vectrus*	25,900	1,192

		4,772

Agricultural Products (0.9%)
Ingredion	36,900	3,494

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings*	37,900	3,044
Park-Ohio Holdings	16,500	334

		3,378

Aircraft (0.4%)
Hawaiian Holdings*	36,500	624
SkyWest*	22,200	847

		1,471

Apparel Retail (1.2%)
Foot Locker	33,400	1,492
Genesco*	21,200	1,364
Guess?	31,000	713
Shoe Carnival	25,400	868

		4,437

Apparel, Accessories & Luxury Goods (0.4%)
G-III Apparel Group*	53,400	1,451

Apparel/Textiles (0.2%)
Capri Holdings*	14,500	871

Application Software (0.2%)
Avaya Holdings*	40,900	745

Asset Management & Custody Banks (2.6%)
BlackRock Capital Investment	59,100	245
Federated Investors, Cl B	38,900	1,288
FS KKR Capital	84,300	1,847
New Mountain Finance	73,600	979
Oaktree Specialty Lending	228,900	1,724
PennantPark Investment	195,900	1,375
Prospect Capital	129,300	1,086
Sixth Street Specialty Lending	42,100	1,005

		9,549

Automotive (1.8%)
American Axle & Manufacturing Holdings*	177,400	1,444
Dana	90,600	1,962
Goodyear Tire & Rubber*	29,931	621

LSV Small Cap Value Fund
	Shares	Value (000)
Automotive (continued)
Modine Manufacturing*	101,800	$932
Winnebago Industries	24,800	1,600

		6,559

Automotive Retail (1.6%)
Camping World Holdings, Cl A	17,900	594
Group 1 Automotive	11,300	1,919
Penske Automotive Group	16,200	1,646
Sonic Automotive, Cl A	32,400	1,653

		5,812

Banks (15.6%)
Associated Banc-Corp	126,100	3,014
Bank of NT Butterfield & Son	35,000	1,283
Camden National	29,500	1,465
Cathay General Bancorp	44,100	1,992
Federal Agricultural Mortgage, Cl C	16,300	1,985
Financial Institutions	43,990	1,418
First Busey	53,300	1,486
First Commonwealth Financial	96,600	1,600
First Horizon National	250,400	4,284
First Midwest Bancorp	110,700	2,299
Flagstar Bancorp	40,000	1,810
Flushing Financial	77,000	1,818
FNB	157,400	2,034
Fulton Financial	109,800	1,971
Great Southern Bancorp	17,400	1,033
Great Western Bancorp	23,500	726
Hancock Whitney	51,600	2,720
Hanmi Financial	72,400	1,946
Hilltop Holdings	57,800	1,909
HomeStreet	38,950	1,899
Hope Bancorp	169,200	2,834
Horizon Bancorp	65,642	1,400
Lakeland Bancorp	84,100	1,592
OFG Bancorp	97,200	2,690
Old National Bancorp	76,665	1,405
Peoples Bancorp	48,605	1,611
Popular	28,500	2,541
Synovus Financial	58,600	2,916
Zions Bancorp	28,000	1,899

		57,580

Biotechnology (2.7%)
Catalyst Pharmaceuticals*	191,400	1,102
Emergent BioSolutions*	20,200	945
Ironwood Pharmaceuticals, Cl A*	298,643	3,330
United Therapeutics*	15,300	3,089
Vanda Pharmaceuticals*	94,500	1,433

		9,899

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)

Broadcasting (1.4%)
Entercom Communications, Cl A*	354,200	$857
Gray Television	84,900	1,770
Nexstar Media Group, Cl A	14,600	2,415

		5,042

Building & Construction (3.2%)
American Woodmark*	13,500	809
Apogee Enterprises	35,900	1,603
Builders FirstSource*	14,100	958
KB Home	30,100	1,272
MDC Holdings	31,700	1,607
Meritage Homes*	12,600	1,285
Toll Brothers	37,100	2,188
TRI Pointe Homes*	93,100	2,217

		11,939

Cable & Satellite (0.3%)
Altice USA, Cl A*	71,900	1,037

Chemicals (1.4%)
AdvanSix	52,900	2,226
Chemours	58,900	1,927
Ingevity*	18,200	1,200

		5,353

Commercial Printing (0.6%)
Deluxe	21,700	653
Ennis	60,900	1,153
Quad*	72,400	321

		2,127

Commercial Services (0.6%)
CSG Systems International	36,300	2,061

Commodity Chemicals (1.4%)
Cabot	38,800	2,134
Koppers Holdings*	40,100	1,198
Tredegar	49,900	586
Trinseo	24,500	1,312

		5,230

Computers & Services (0.2%)
DHI Group*	130,900	704

Construction & Engineering (1.5%)
EMCOR Group	17,200	2,050
Primoris Services	73,200	1,883
Sterling Construction*	67,100	1,705

		5,638

Consumer Finance (0.0%)
Aaron’s Holdings	4,882	194

LSV Small Cap Value Fund
	Shares	Value (000)

Consumer Products (0.5%)
Johnson Outdoors, Cl A	8,200	$740
Sturm Ruger	16,020	1,077

		1,817

Diversified REIT’s (1.0%)
American Assets Trust	42,400	1,525
Gladstone Commercial	44,500	1,032
Global Net Lease	94,300	1,352

		3,909

Electrical Components & Equipment (1.6%)
Atkore International Group*	36,600	3,945
Energizer Holdings	49,500	1,861

		5,806

Electronic Equipment & Instruments (0.0%)
OSI Systems*	1,542	128

Financial Services (2.3%)
Arbor Realty Trust	116,631	2,042
Lazard, Cl A(A)	50,800	2,217
Navient	124,700	2,174
Regional Management	38,100	1,934

		8,367

Food Distributors (0.4%)
SpartanNash	57,800	1,420

Food Retail (0.9%)
Sprouts Farmers Market*	119,900	3,254

Food, Beverage & Tobacco (0.5%)
Universal	34,100	1,856

Forest Products (0.6%)
Louisiana-Pacific	34,300	2,279

Gas/Natural Gas (0.6%)
National Fuel Gas	35,200	2,138

General Merchandise Stores (0.4%)
Big Lots	31,900	1,337

Health Care Facilities (0.6%)
Select Medical Holdings	89,400	2,077

Health Care REIT’s (1.2%)
Industrial Logistics Properties Trust	85,200	1,954
Sabra Health Care	175,900	2,394

		4,348

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)

Health Care Technology (0.1%)
Computer Programs and Systems*	17,900	$507

Homefurnishing Retail (0.5%)
Aaron’s	29,600	627
Haverty Furniture	37,700	1,113

		1,740

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	65,100	557

Household Products, Furniture & Fixtures (0.5%)
Ethan Allen Interiors	68,900	1,737

Human Resource & Employment Services (0.6%)
Kelly Services, Cl A	64,600	1,104
Kforce	14,900	1,023

		2,127

Industrial Machinery (0.7%)
Hillenbrand	59,000	2,742

Industrial REITs (0.4%)
Plymouth Industrial	51,000	1,466

Insurance (4.2%)
American Equity Investment Life Holding	58,200	2,394
American Financial Group	17,400	2,267
Axis Capital Holdings	31,500	1,795
CNO Financial Group	155,200	3,871
Hanover Insurance Group	15,400	2,125
MGIC Investment	141,400	2,146
Universal Insurance Holdings	54,674	942

		15,540

Interactive Media & Services (0.3%)
Cars.com*	68,100	1,061

Internet & Direct Marketing Retail (0.3%)
Qurate Retail	143,500	1,009

Leasing & Renting (1.7%)
Textainer Group Holdings	76,800	2,825
Triton International	58,600	3,540

		6,365

Machinery (2.6%)
AGCO	23,200	2,719
Crane	18,200	1,884
Meritor*	74,800	1,724
Oshkosh	9,800	1,115
Timken	21,600	1,443

LSV Small Cap Value Fund
	Shares	Value (000)

Machinery (continued)
Wabash National	39,900	$783

		9,668

Media & Entertainment (1.2%)
AMC Networks, Cl A*	49,300	2,102
TEGNA	125,800	2,435

		4,537

Metal & Glass Containers (1.9%)
Greif, Cl A	49,900	2,952
O-I Glass, Cl I*	130,300	1,734
Silgan Holdings	55,000	2,463

		7,149

Mortgage REIT’s (1.8%)
Apollo Commercial Real Estate Finance	54,000	737
MFA Financial	337,300	1,562
New York Mortgage Trust	260,600	977
PennyMac Mortgage Investment Trust	86,300	1,538
Redwood Trust	113,200	1,396
Western Asset Mortgage Capital	141,700	309

		6,519

Motorcycle Manufacturers (0.3%)
Harley-Davidson	37,200	1,286

Multi-line Insurance (0.8%)
American National Group	15,500	2,926

Multi-Utilities (0.6%)
MDU Resources Group	73,400	2,156

Office Equipment (0.4%)
ACCO Brands	165,100	1,344

Office REITs (1.7%)
Brandywine Realty Trust	129,200	1,662
City Office	90,600	1,615
Franklin Street Properties	237,200	1,316
Kite Realty Group Trust	35,300	737
Office Properties Income Trust	41,700	1,063

		6,393

Oil & Gas Exploration & Production (1.4%)
Civitas Resources	26,700	1,455
PDC Energy	61,400	3,639

		5,094

Personal Products (0.8%)
Edgewell Personal Care	36,900	1,690

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)

Personal Products (continued)
Nu Skin Enterprises, Cl A	29,900	$1,441

		3,131

Petroleum & Fuel Products (1.8%)
HollyFrontier	85,400	3,003
W&T Offshore*	532,200	2,278
World Fuel Services	51,331	1,448

		6,729

Pharmaceuticals (2.1%)
Amneal Pharmaceuticals*	272,500	1,207
Amphastar Pharmaceuticals*	4,800	111
Endo International*	266,600	850
Innoviva*	155,800	2,498
Lannett*	55,200	84
Prestige Consumer Healthcare*	56,200	3,173

		7,923

Regional Banks (1.3%)
Dime Community Bancshares	36,100	1,262
HarborOne Bancorp	9,200	130
Investors Bancorp	167,700	2,737
Simmons First National, Cl A	26,669	763

		4,892

Residential REIT’s (0.4%)
Preferred Apartment Communities, Cl A	99,900	1,666

Retail (1.7%)
Dick’s Sporting Goods	19,000	2,193
Ingles Markets, Cl A	32,800	2,523
Sally Beauty Holdings*	87,800	1,507

		6,223

Retail REIT’s (0.8%)
Cedar Realty Trust	72,500	1,726
Tanger Factory Outlet Centers	69,500	1,182
Urstadt Biddle Properties, Cl A	256	5

		2,913

Rubber & Plastic (0.2%)
Tupperware Brands*	45,400	700

Semi-Conductors/Instruments (4.8%)
Amkor Technology	167,600	3,691
Benchmark Electronics	49,600	1,197
Cirrus Logic*	8,800	787
Diodes*	10,000	928
Jabil	31,500	1,937

LSV Small Cap Value Fund
	Shares	Value (000)

Semi-Conductors/Instruments (continued)
Methode Electronics	52,100	$2,294
Sanmina*	52,400	1,982
TTM Technologies*	182,500	2,456
Vishay Intertechnology	77,856	1,612
Vishay Precision Group*	29,428	943

		17,827

Soft Drinks (0.6%)
Coca-Cola Consolidated	3,845	2,203

Specialized Consumer Services (0.5%)
H&R Block	84,100	1,923

Specialized REIT’s (1.2%)
Chatham Lodging Trust*	53,000	703
CoreCivic*	106,600	1,078
CorEnergy Infrastructure Trust	80,400	295
Hersha Hospitality Trust, Cl A*	75,400	680
Uniti Group	143,180	1,727

		4,483

Specialty Stores (0.5%)
Office Depot*	38,900	1,721

Steel & Steel Works (0.8%)
Commercial Metals	24,900	833
Warrior Met Coal	39,600	1,037
Worthington Industries	19,600	1,062

		2,932

Systems Software (0.6%)
Progress Software	39,000	1,775
Xperi Holding	32,900	555

		2,330

Technology Distributors (1.3%)
Avnet	51,100	2,062
ScanSource*	48,700	1,518
SYNNEX	10,400	1,088

		4,668

Telephones & Telecommunications (0.5%)
Ciena*	16,800	1,114
NETGEAR*	31,900	883

		1,997

Thrifts & Mortgage Finance (0.9%)
Premier Financial	33,600	1,003
Radian Group	98,200	2,199

		3,202

Trading Companies & Distributors (1.1%)
Rush Enterprises, Cl A	31,400	1,658

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)

Trading Companies & Distributors (continued)
WESCO International*	20,400	$2,487

		4,145

Trucking (1.4%)
ArcBest	18,547	1,640
Ryder System	22,300	1,632
Werner Enterprises	39,600	1,766

		5,038

Wireless Telecommunication Services (0.3%)
Telephone & Data Systems	61,500	1,218

TOTAL COMMON STOCK (Cost $308,255)		357,866

	Face Amount
	(000)
Repurchase Agreement (3.2%)
South Street Securities 0.010%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $11,701 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $5,734, 0.125% - 2.750%, 05/15/22 - 02/15/43; total market value $11,935)	$11,701	11,701

TOTAL REPURCHASE AGREEMENT (Cost $11,701)		11,701

Total Investments – 99.9% (Cost $319,956)		$369,567

Percentages are based on Net Assets of $369,878 (000).

*   Non-income producing security.

(A)Security is a Master Limited Partnership. At January 31, 2022 such securities amounted to $2,217(000), or 0.6% of the Net Assets of the Fund.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$357,866	$—	$—	$357,866
Repurchase Agreement	—	11,701	—	11,701

Total Investments in Securities	$357,866	$11,701	$—	$369,567

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-004-1800